Options Advance Payments- Purchase of Leased Vessels (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Options Advance Payments- Purchase of Leased Vessels [Abstract]
2017	$ 402
2018	402
2019	402
2020	154
Total	$ 1,360